SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Changes in Allowance for Doubtful Accounts
Changes in the allowance for doubtful accounts for the three years ended December 31, 2012, were as follow:

	For the years ended December 31,
	2012	2011	2010

Balance at January 1	$841	$555	$411
Provision	1,559	598	377
Recovery	(293)	-	(18)
Amounts written off (1)	(191)	(312)	(215)
Balance at December 31	$1,916	$841	$555

(1)	Accounts charged to the allowance when collection efforts cease.

Operating Supplies and Inventories
Operating supplies and inventories are carried at the lower of cost or market and consist of the following:

	At December 31,
	2012	2011

River barges in progress and raw material related to barge production for sale to third parties	$10,019	$-
Fuel and supplies	3,619	4,520
	$13,638	$4,520

Estimated Useful Life of Assets
The estimated useful life of each of the Company's major categories of assets is as follows:

Useful life (in years)

Ocean-going vessels	24 to 27
PSVs	24
River barges and push boats	35
Buildings	20 to 30
Furniture and equipment	5 to 15

Deferred Gains
The Company has entered into a river barges sale-leaseback transaction (Note 15) with a finance company.  Gains are deferred to the extent of the present value of future minimum lease payments and are amortized as reductions to rental expense over the applicable lease term.  Deferred gains activity related to these transactions for the year ended December 31, 2012 is as follows:

Balance at beginning of year	$-
Deferred gains arising from sales	2,116
Amortization of deferred gains included in operating expenses as reduction to rental expense	(30)
Balance at end of the year	$2,086

Accumulated Other Comprehensive Loss
The components of accumulated other comprehensive loss in the consolidated balance sheets were as follows:

	At December 31,
	2012	2011

Unrealized net losses on interest rate collar	$(1,958)	$(1,727)
Unrealized net losses on interest rate swaps	(803)	(482)
Unrealized net gains on EURO hedge	137	145
Accumulated other comprehensive loss	(2,624)	(2,064)

Amounts attributable to noncontrolling interest	(46)	(27)
Amounts attributable to Ultrapetrol (Bahamas) Limited	$(2,578)	$(2,037)

Outstanding Equity Awards Not Included in the Diluted Net Loss per Share Calculation
The following outstanding equity awards are not included in the diluted net loss per share calculation because they would have had an antidilutive effect:

	For the years ended December 31,
	2012	2011	2010

Stock options	459,000	349,000	349,000
Restricted stock	329,000	705,000	520,000
Convertible debt	13,051,000	13,051,000	13,051,000
Total	13,839,000	14,105,000	13,920,000

Computation of Basic and Diluted Loss per Share
The following table sets forth the computation of basic and diluted loss per share attributable to Ultrapetrol (Bahamas) Limited.

	For the years ended December 31,
	2012	2011	2010

Loss from continuing operations	$(63,657)	$(18,805)	$(4,856)
Loss from discontinued operations	-	-	(515)
Net loss	$(63,657)	$(18,805)	$(5,371)

	For the years ended December 31,
	2012	2011	2010

Basic and diluted weighted average number of shares	35,382,913	29,547,365	29,525,025

Basic and diluted loss per share:
From continuing operations	$(1.80)	$(0.64)	$(0.16)
From discontinued operations	-	-	(0.02)
	$(1.80)	$(0.64)	$(0.18)

Other Operating Income, Net
For the three years in the period ended December 31, 2012, this account includes:

	For the years ended December 31,
	2012	2011	2010

Arbitration award (1)	$-	$4,748	$-
Gain on sale of vessels, net	3,564	-	724
Claims against insurance companies, net (2)	3,901	3,543	(46)
Other	911	(34)	(61)
	$8,376	$8,257	$617

(1)
One of our subsidiaries in the River Business, UABL Paraguay S.A., made a claim against a former customer in an arbitration proceeding where we claim damages for non performance under a transportation contract. On December 2, 2011 a final amount of $5,308 was awarded to the Company, which was collected on December 21, 2011. Due to the disputed nature of the claim, the Company had not recognized any income related to the claim and now since the arbitration proceeding was favorably settled and collected recognizing an income of $4,748, after deducting related legal fees of $560.

(2)	Corresponds to loss of hire insurance claims.